Class A C S I N R T Shares [Member] Performance Management - Class A C S I N R T Shares - Janus Henderson Growth and Income Fund	Jul. 28, 2025
Prospectus [Line Items]
Performance Additional Market Index [Text]	The Fund’s broad-based benchmark index is the S&P 500 Index. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Narrative
The Fund’s broad-based benchmark index is the S&P 500 Index. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.
•	The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.

Performance Table Does Reflect Sales Loads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.